Company's financial assets and liabilities measured at fair value (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Level 1
Fair value of Exploration property at level 1	$ 0	$ 0
Fair value of Liabilities at level 1	0	0
Level 2
Fair value of Exploration property at level 2	0	0
Fair value of Liabilities at level 2	0	0
Level 3
Fair value of Exploration property at level 3	1,864,608	1,864,608
Fair value of Liabilities at level 3	0	0
Total
Fair value of Exploration property in total	1,864,608	1,864,608
Fair value of Liabilities in total	0	0
Change in carrying valuation of the mineral property during the period	$ 0	$ 0